Other financial assets (Tables)	12 Months Ended
Dec. 31, 2020
Other financial assets [Line Items]
Schedule of other financial assets

	2020	2019
Assets measured at fair value through profit or loss
Investment Portfolio – Local currency	474,535	1,630,149
Investment Portfolio – Foreign currency	2,494,124	3,340,908
	2,968,659	4,971,057
Assets measured at fair value through other comprehensive income	732	-
Assets measured at amortized cost	3,391	3,367
Hedging instruments	98,877	4,868
	3,071,659	4,979,292

Current	2,194,651	1,624,018
Non–current	877,008	3,355,274
	3,071,659	4,979,292

Schedule of maturities of other financial assets

	2020	2019
Up to 1 year	2,194,651	1,624,018
1 – 2 years	101,216	983,571
2 – 5 years	573,420	1,791,549
> 5 years	202,372	580,154
	3,071,659	4,979,292

Schedule of fair value hierarchy level	The following is the balance of other financial assets by fair value hierarchy level as of December 31, 2020 and 2019:

	2020	2019
Level 1	5,273	472,547
Level 2	3,062,995	4,503,378
	3,068,268	4,975,925

Other financial assets [Member]
Other financial assets [Line Items]
Schedule of other financial assets measured at fair value through profit or loss

The following table reflects the credit quality of the issuers of other financial assets measured at fair value through profit or loss:

	2020	2019
A-1	1,107,777	—
BBB-	758,472	—
F1+	551,626	350,325
AAA	353,939	2,707,019
A-3	127,861	—
A+	60,692	712,934
F1	43,839	—
AA-	21,263	186,325
A	21,179	186,222
AA	7,759	477,423
AA+	5,332	155,012
A1	—	18,168
BBB	—	159,968
Rating not available	876	—
Other	11,044	25,896
	3,071,659	4,979,292